Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 650	$ 22,701	$ 116	$ 23,467
UNITED STATES
Total	650	22,701	116	23,467
UNITED STATES | US Treasury [Member]
Total	$ 650			650
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 22,701	$ 116	$ 22,817